FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Cost At January 1		$ 0
Additions in year		1,500
Cost At December 31		1,500	$ 0
Provision for impairment At January 1		0
Impairment in the current year	$ 1,500	1,500	0	$ 0
Provision for impairment At December 31		(1,500)	$ 0
Carrying amount At December 31		$ 0